Cash, cash equivalents and time deposits - Summary of cash, cash equivalents and time deposits comprise (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash, cash equivalents and time deposits
Cash and cash equivalents	¥ 6,666,304	¥ 4,268,300	¥ 1,661,152	¥ 2,233,691
Time Deposit	¥ 301,401	¥ 620,148